EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the CITY NATIONAL ROCHDALE CALIFORNIA TAX - EXEMPT BOND FUND, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 3, 2020 (SEC Accession No. 0001398344-20-006460), in interactive data format.